Transactions with Affiliates - LTIP Award Activity Table (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Value per unit of phantom units outstanding at beginning of year	$ 60.74	$ 49.47	$ 41.77
Value per unit of phantom units vested during the period	60.69	49.55	41.28
Value per unit of phantom units granted during the period	69.10	68.14	62.49
Value per unit of phantom units outstanding at end of year	$ 68.78	$ 60.74	$ 49.47
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Phantom units outstanding at beginning of year	9,522	16,844	25,619
Phantom units vested	(9,257)	(13,122)	(14,695)
Phantom units granted	5,212	5,800	5,920
Phantom units outstanding at end of year	5,477	9,522	16,844